As filed with the Securities and Exchange Commission on February 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2012 (unaudited)

Shares		Value
COMMON STOCKS: 92.1%
Accommodations: 1.2%
12,609	Wyndham Worldwide Corp.	$670,925

Beverage & Tobacco Products: 1.1%
7,331	Anheuser Busch Inbev SA/NV - ADR	640,803

Chemical Manufacturing: 4.9%
2,750	CF Industries Holdings, Inc.	558,690
6,342	Colgate-Palmolive Co.	662,993
6,264	Ecolab, Inc.	450,381
2,059	NewMarket Corp.	539,870
4,254	PPG Industries, Inc.	575,779
		2,787,713
Computer & Electronic Products: 5.3%
39,502	Arris Group, Inc. *	590,160
16,246	Azz, Inc.	624,334
22,084	CoreLogic, Inc. *	594,501
11,551	Cyberonics, Inc. *	606,774
12,411	Spectrum Brands Holdings, Inc.	557,626
		2,973,395

Computer System Designs & Services: 1.0%
14,678	Jack Henry & Associates, Inc.	576,258

Construction of Buildings: 3.8%
25,234	DR Horton, Inc.	499,129
15,320	Lennar Corp.	592,424
20,880	Quanta Services, Inc. *	569,815
15,441	Toll Brothers, Inc. *	499,208
		2,160,576
Credit Intermediation: 4.7%
1	Altisource Asset Management Corp. *	41
4,805	Altisource Portfolio Solutions SA *	416,377
1	Altisource Residential Corp. - Class B *	11
12,418	Discover Financial Services	478,714
10,704	Fleetcor Technologies, Inc. *	574,270
13,046	ICICI Bank Ltd. SA - ADR	568,936
1,280	Mastercard, Inc.	628,838
		2,667,187
Diversified Services: 7.9%
11,109	AMC Networks, Inc.- Class A *	549,895
11,037	Discovery Communications *	645,664
22,369	Grupo Televisa SA - ADR	594,568
6,420	Kimberly-Clark Corp.	542,041

4,102	Liberty Interactive Corp.*	475,873
31,173	Liberty Media Corp. *	613,485
9,372	Scripps Networks Interactive, Inc. - Class A	542,826
10,487	Viacom, Inc. *	553,085
		4,517,437
Food Manufacturing: 1.9%
17,206	B & G Foods, Inc.	487,102
6,800	The J.M. Smucker Co.	586,432
		1,073,534

Hospitals: 1.0%
19,234	HCA Holdings, Inc.	580,290

Information Services: 6.1%
7,021	Fiserv, Inc. *	554,870
11,793	IAC/InterActiveCorp.	557,809
9,663	Liberty Global, Inc. - Class A *	608,672
15,547	Medidata Solutions, Inc. *	609,287
35,098	Multimedia Games, Inc. *	516,291
9,546	NetSuite, Inc. *	642,446
		3,489,375
Insurance: 2.0%
10,782	Cigna Corp.	576,406
22,312	Stewart Information Services Corp.	580,112
		1,156,518
Internet Information: 2.7%
33,623	Acxiom Corp. *	587,057
12,433	AOL, Inc. *	368,141
28,843	Yahoo!, Inc. *	573,976
		1,529,174
Machinery Manufacturing: 3.8%
9,844	3-D Systems Corp. *	525,178
9,751	NACCO Industries, Inc.	591,788
12,733	Toro Co.	547,264
8,452	Valspar Corp.	527,405
		2,191,635

Merchant Wholesalers: 8.3%
9,673	Acuity Brands, Inc.	655,152
14,230	AmerisourceBergen Corp.	614,451
9,630	Carlisle Companies, Inc.	565,859
21,524	Cooper Tire & Rubber Co.	545,849
15,888	Gildan Activewear, Inc.	581,183
9,133	Jarden Corp.	472,176
19,114	Lithia Motors, Inc. - Class A	715,246
5,762	Whirlpool Corp.	586,284
		4,736,200

Motion Picture & Entertainment: 1.1%
13,824	The Madison Square Garden Co. *	613,094

Oil & Gas: 4.2%
11,315	CVR Energy, Inc. *	552,059
20,251	Delek US Holdings, Inc.	512,755
10,665	Marathon Petroleum Corp.	671,895
18,549	Valero Energy Corp.	632,892
		2,369,601
Oil & Gas Extraction: 3.4%
14,641	HollyFrontier Corp.	681,539
14,060	Tesoro Corp.	619,343
21,555	Western Refining, Inc.	607,635
		1,908,517
Professional, Scientific & Technical Services: 8.3%
16,983	Amdocs Ltd. *	577,252
42,485	Booz Allen Hamilton Holding Corp.	591,391
11,086	Fair Isaac Corp.	465,945
11,811	Fei Co.	655,038
10,548	MAXIMUS, Inc.	666,845
19,520	Parexel International Corp. *	577,597
14,392	URS Corp.	565,030
6,561	VMware, Inc. *	617,652
		4,716,750

Publishing Industries: 2.0%
31,676	Gannett Co., Inc.	570,485
17,497	Synopsys, Inc. *	557,104
		1,127,589
Retail Trade: 6.7%
19,071	Aarons, Inc.	539,328
15,492	Asbury Automotive Group, Inc. *	496,209
30,163	Brown Shoe Co., Inc.	554,094
7,707	Dillards, Inc. - Class A	645,615
9,975	ebay, Inc. *	508,925
15,145	Gap Inc.	470,101
30,872	Pier 1 Imports, Inc.	617,440
		3,831,712

Securities & Financial Services: 2.0%
4,378	Goldman Sachs Group, Inc.	558,458
16,100	Waddell & Reed Financial, Inc.	560,602
		1,119,060

Telecommunications: 3.0%
15,325	Comcast Corp.- Class A	572,848
15,406	Dish Network Corp. *	560,778
6,029	Time Warner Cable, Inc.	585,959
		1,719,585
Transportation Equipment: 3.1%
7,043	Polaris Industries, Inc.	592,668
16,372	Thor Industries, Inc.	612,804
10,976	TRW Automotive Holdings Corp. *	588,423
		1,793,895

Utilities: 2.6%
6,155	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	514,373
5,832	Nextera Energy, Inc.	403,516
17,850	UGI Corp.	583,874
		1,501,763
TOTAL COMMON STOCKS
(Cost $47,331,176)		52,452,586

INVESTMENT COMPANY: 1.1%
Investment Management: 1.1%
51,957	American Capital Ltd.	623,484
TOTAL INVESTMENT COMPANY
(Cost $590,606)		623,484

SHORT-TERM INVESTMENT: 7.2%
Money Market Fund: 7.2%
4,103,343	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (1) (2)	4,103,343
TOTAL SHORT-TERM INVESTMENT
(Cost $4,103,343)		4,103,343

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $52,025,125)		57,179,413
Liabilities in Excess of Other Assets: (0.4)%		(242,584)
TOTAL NET ASSETS: 100.0%		$56,936,829

ADR	American Depositary Receipt
*	Non-income producing security
(1)	Seven-day yield as of December 31, 2012
(2)	Less than 0.005%

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

	Cost of investments	$52,025,125
	Gross unrealized appreciation	5,333,609
	Gross unrealized depreciation	(179,321)
	Net unrealized appreciation	$5,154,288

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the CAN SLIM® Select Growth Fund (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2012 (unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Priniciples) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,452,586	$-	$-	$52,452,586
Investment Company	623,484	-	-	623,484
Short-Term Investment	4,103,343	-	-	4,103,343
Total Investments in Securities	$57,179,413	$-	$-	$57,179,413

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date          2/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date          2/26/13

By (Signature and Title)*                /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date          2/20/13

* Print the name and title of each signing officer under his or her signature.